SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Leasehold Improvements and Equipmnent (Details) - Vimeo Inc.	12 Months Ended
Dec. 31, 2020
Leasehold improvements
Leasehold Improvements and Equipment
Estimated Useful Lives	7 years
Office, computer and other equipment | Minimum [Member]
Leasehold Improvements and Equipment
Estimated Useful Lives	2 years
Office, computer and other equipment | Maximum [Member]
Leasehold Improvements and Equipment
Estimated Useful Lives	10 years